UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-8620

                                                  The Milestone Funds
(Exact name of registrant as specified in charter)

115 East Putnam Avenue
                                    Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC
115 East Putnam Avenue

                                    Greenwich, CT 06830
(Name and address of agent for service)

Registrant's telephone number, including area code:       1-800-941-6453

Date of fiscal year end:  November 30, 2010

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

TREASURY OBLIGATIONS PORTFOLIO
Portfolio of Investments
FEBRUARY 28, 2010 (Unaudited)
($ in Thousands)

Principal			Value
Amount	Interest Rate	Maturity Date	(note 1)
U.S. Government Obligations--29.6%
U.S. Treasury Bills*--29.6%
$20,000	0.16%	5/6/10	$19,994
125,000	0.17% - 0.32%	8/26/10	124,856
105,000	0.43% - 0.51%	4/1/10	104,958
15,000	0.17%	4/22/10	14,996
25,000	0.16%	5/13/10	24,992
5,000	0.14%	5/27/10	4,998
55,000	0.19% - 0.41%	6/10/10	54,950
70,000	0.17% - 0.42%	6/17/10	69,944
25,074	0.30% - 0.38%	7/15/10	25,041
10,000	0.17%	8/12/10	9,992
Total U.S. Government Obligations (Cost $454,721)			454,721
Repurchase Agreements---70.4%
Barclay's Capital, Inc., dated 2/26/10, repurchase price $254,503 (Collateralized by: U.S. Treasury Bill: $254,410, 4/29/10, U.S. Treasury Note:
$5,129, 3.000%, 8/31/16; aggregate market value plus accrued interest $259,590)
254,500	0.12%	3/2/10	254,500
BNP Paribas Securities Corp., dated 2/26/10, repurchase price $400,004 (Collateralized by: U.S Treasury Note: $355,111, 0.875%,
4/15/10; aggregate market value plus accrued interest $408,000)
400,000	0.11%	3/1/10	400,000
BNP Paribas Securities Corp., dated 2/25/10, repurchase price $120,003 (Collateralized by: U.S Treasury Notes:
$102,137, 1.625%-2.375%, 4/15/11 - 1/15/15; aggregate market value plus accrued interest $122,400)
120,000	0.12%	3/4/10	120,000
Societe Generale, Inc., dated 2/26/10, repurchase price $205,002 (Collateralized by: U.S. Treasury Bill: $140,989, 4/22/10, U.S Treasury Notes:
$67,792, 1.375%-1.875%, 1/13/13 - 2/28/14; aggregate market value plus accrued interest $209,100)
205,000	0.11%	3/1/10	205,000
Societe Generale, Inc., dated 2/26/10, repurchase price $100,002 (Collateralized by: U.S Treasury Notes: $100,899, 1.375%,
4/15/12 - 1/15/13; aggregate market value plus accrued interest $102,000)
100,000	0.12%	3/3/10	100,000
Total Repurchase Agreements (Cost $1,079,500)			1,079,500
Total Investments (Cost $1,534,221) (a) --100.0%			1,534,221
Other assets less liabilities-- 0.0%(b)			194
Net Assets-100.0%			$1,534,415

See selected note.

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
(a)	The cost stated also approximates the aggregate cost for Federal income tax purpose.
(b)	Less than 0.05%

TREASURY OBLIGATIONS PORTFOLIO
Portfolio of Investments
FEBRUARY 28, 2010 (Unaudited)
($ in Thousands)

Note 1 Valuation of Securities:

Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount charged to income.

Repurchase Agreements:

The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Note 2 Fair Value Measurement

The Portfolio utilize various inputs in determining the value of it's investments. These inputs are summarized in the three broad levels as follows:
    Level 1 - quoted prices in active markets for identical securities
    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, provides additional guidance for estimating fair value, when the volume and level of activity for the asset or liability have significantly decreased. Also included is guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of February 28, 2010 in valuing the Portfolio's assets carried at fair value:

			Significant
	Quoted Prices in	Other Significant	Unobservable
	Active Market	Observable Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Investments in Securities
U.S. Treasury Bills	$-	$454,721	$-
Repurchase Agreements	-	1,079,500	-
	-	-	-
	$-	$1,534,221	$-

Note 3 Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements through April 21, 2010.
Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statement through this date.

Item 2.    Controls and Procedures.

(a)   The chief executive and chief financial officers have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.    Exhibits.

(a)   A separate certification for each chief executive officer and chief financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Milestone Funds

By	/s/ Leigh Carleton Leigh Carleton, Chief Executive Officer

Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Leigh Carleton Leigh Carleton, Chief Executive Officer

Date	April 21, 2010

By	/s/Marc H. Pfeffer Marc H. Pfeffer, Chief Financial Officer

Date	April 21, 2010